Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Royalties	Fees	Total Payments
Total	$ 67,509,533	$ 1,848,970	$ 69,358,503
UNITED STATES | Office Of Natural Resources Revenue
Total	$ 67,509,533	$ 1,848,970	$ 69,358,503